Convertible Debt and Unsecured Senior Notes (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2019 USD ($)	Oct. 31, 2017 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
2022 Notes
Convertible Debt
Aggregate principal amount		$ 900,000	$ 900,000
Coupon interest (as a percent)		1.25%	1.25%
Due date of the Notes		Nov. 15, 2022
Initial conversion price (in dollars per ADS) | $ / shares		$ 133.27
Net proceeds from issuance of the Notes			$ 879,300		$ 879,293
Issuance cost			20,700
Interest expense			15,400	$ 15,400
2024 Notes
Convertible Debt
Aggregate principal amount	$ 800,000		$ 800,000
Coupon interest (as a percent)	3.50%		3.50%
Net proceeds from issuance of the Notes	$ 793,300
Issuance cost	6,700
Interest expense	$ 14,500
Class A ordinary shares | 2022 Notes
Convertible Debt
Conversion ratio per ADS		1